THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

October 3, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Keith A. O’Connell

Re:	The Lazard Funds, Inc. (the “Fund”)

Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 48 to the Fund’s Registration Statement on Form N-1A was filed electronically on September 24, 2008.

THE LAZARD FUNDS, INC.

By: /s/ David A. Kurzweil

David A. Kurzweil
Assistant Secretary